Shareholders' equity	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Shareholders' equity

Note 12 – Shareholders’ equity

The authorized and issued share capital of the Company is as follows:

Authorized

As of December 31, 2022 the authorized share capital consists of an unlimited number of multiple voting shares (“MVS”) without par value and an unlimited number of SVS without par value.

Issued

As of December 31, 2022 the Company had 93,970,705 MVS issued and outstanding that were held indirectly by Boris Jordan, the Company's Executive Chairman.

Holders of the MVS are entitled to 15 votes per share and are entitled to notice of and to attend at any meeting of the shareholders, except a meeting of which only holders of another particular class or series of shares will have the right to vote. As of December 31, 2022 and 2021, the MVS represent approximately 13.1% and 13.3%, respectively, of the total issued and outstanding shares and 69.3% and 69.6%, respectively, of the voting power attached to such outstanding shares. The MVS are convertible into SVS on a one-for-one basis at any time at the option of the holder or upon termination of the MVS structure. At the annual and special meeting of the shareholders of the Company held on September 9, 2021, the shareholders of the Company approved an amendment to the articles of the Company (the “Amendment”) in order to extend the automatic termination of the dual-class structure of the Company, which was previously set to occur on October 25, 2021, and to maintain such dual-class structure until the earlier to occur of (i) the transfer or disposition of the MVS by Mr. Boris Jordan to one or more third parties which are not permitted holders; (ii) Mr. Jordan or his permitted holders no longer beneficially owning, directly or indirectly and in the aggregate, at least 5% of the issued and outstanding SVS and MVS on a non-diluted basis; and (iii) the first business day following the first annual meeting of shareholders of the Company following the SVS being listed and posted for trading on a United States national securities exchange such as The Nasdaq Stock Market or The New York Stock Exchange. Refer to the management information circular dated July 30, 2021 and available on SEDAR under the Company’s profile at www.sedar.com for more information on the Amendment.

As of December 31, 2022 and 2021 the Company had 623,520,125 and 614,369,729, respectively, SVS issued and outstanding; see details of the share balance below. Holders of the SVS are entitled to one vote per share.

	SVS	MVS	Total
As at January 1, 2021	569,831,140	93,970,705	663,801,845
Issuance of shares in connection with public offering	18,975,000	-	18,975,000
Issuance of shares in connection with acquisitions (Note 4)	18,954,889	-	18,954,889
Acquisition escrow shares returned and retired	(745,915)	-	(745,915)
Issuance of shares for minority buyouts	722,577	-	722,577
Exercise and forfeiture of stock options and RSUs (Note 14)	6,495,288	-	6,495,288
Share-based compensation (Note 14)	136,750	-	136,750
As at December 31, 2021	614,369,729	93,970,705	708,340,434
Issuance of shares in connection with acquisitions (Note 4)	7,392,857	-	7,392,857
Acquisition escrow shares returned and retired	(980,098)	-	(980,098)
Exercise and forfeiture of stock options and RSUs (Note 14)	2,585,129	-	2,585,129
Share-based compensation (Note 14)	152,508	-	152,508
As at December 31, 2022	623,520,125	93,970,705	717,490,830

On January 12, 2021, the Company completed an overnight marketed offering of 18,975,000 SVS at a price of C$16.70 per share in an underwritten public offering, for total gross proceeds of C$316,883, before deducting the underwriters’ fees and estimated offering expense. The Company used the net proceeds of $240.6 million from the overnight marketed offering for working capital and general corporate purposes.

In the year ended December 31, 2021, the Company issued 722,577 SVS to buyout its minority partner’s interest related to House of Herbs and Blackjack in Nevada.

In the years ended December 31, 2022 and 2021, the Company received back from the escrow agent, and concurrently retired, 980,098 and 745,915 SVS, respectively, that had previously been issued into an escrow account at the Select and Grassroots acquisition dates. The SVS were returned to the Company as the matters subject to be paid via escrow were resolved and/or the escrow resolution periods were completed.

The Company had reserved 71,749,083 and 70,834,043 SVS, as of December 31, 2022 and 2021, respectively, for the issuance of stock options under the Company’s 2018 Long Term Incentive Plan (“LTIP”) (see Note 14 – Share-based payment arrangements).

Treasury shares

There were no shares repurchased into treasury during the years ended December 31, 2022 and 2021.